Risk management - Changes in gross carrying amounts and loan loss provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount | IFRS 9
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	€ 1,025,043
Closing balance	1,048,574	€ 1,025,043
Gross carrying amount | Purchased credit impaired | Stage 3: Lifetime Expected Credit Losses
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(11)
Closing balance	(21)	(11)
Gross carrying amount | Stage 1 | IFRS 9
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	937,633
Closing balance	954,943	937,633
Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Changes in models/risk parameters	(4,400)
Gross carrying amount | Stage 2 | IFRS 9
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	75,454
Closing balance	79,888	75,454
Gross carrying amount | Stage 2 | Loans
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	75,500
Closing balance	79,900	75,500
Gross carrying amount | Stage 3 | IFRS 9
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	11,956
Closing balance	13,742	11,956
Gross carrying amount | Stage 3 | Loans
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	12,000
Changes in models/risk parameters	(1,700)
Closing balance	13,700	12,000
Gross carrying amount | Stage 3 | Credit impaired | Loans | Of which: non-performing
Disclosure of credit risk exposure [line items]
Changes in models/risk parameters	(4,800)
Accumulated impairments
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(5,839)
Increase in loan loss provisions	1,194	520
Closing balance	(6,049)	(5,839)
Accumulated impairments | IFRS 9
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(5,839)
Closing balance	(6,049)	(5,839)
Accumulated impairments | IFRS-9 Eligible Financial Assets
Disclosure of credit risk exposure [line items]
Financial assets that have been derecognised	1,170	483
Accumulated impairments | Non-Credit Replacement Guarantees
Disclosure of credit risk exposure [line items]
Increase in loan loss provisions	9	(31)
Accumulated impairments | Modification gains and losses on restructured financial assets
Disclosure of credit risk exposure [line items]
Increase in loan loss provisions	15	67
Accumulated impairments | Non-financial guarantees
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(151)
Accumulated impairments | Stage 1 | IFRS 9
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(517)
Closing balance	(409)	(517)
Accumulated impairments | Stage 2 | IFRS 9
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(1,435)
Closing balance	(1,130)	(1,435)
Accumulated impairments | Stage 3 | IFRS 9
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(3,887)
Closing balance	(4,509)	(3,887)
Loans | Gross carrying amount
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	1,025,043	967,655
Net remeasurement of loan loss provisions	0	0
New financial assets originated or purchased	(212,516)	(195,775)
Financial assets that have been derecognised	(140,148)	(137,705)
Net drawdowns and repayments	(46,465)	(41,511)
Changes in models/risk parameters	0	0
Write-offs3	(1,017)	(790)
Disposals3	(1,355)	(321)
Recoveries of amounts previously written off		0
Foreign exchange and other movements	0	0
Closing balance	1,048,574	1,025,043
Loans | Gross carrying amount | Adjustment
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		41,939
Loans | Gross carrying amount | Adjusted balance
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		1,009,595
Loans | Gross carrying amount | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	0	0
Loans | Gross carrying amount | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	0	0
Loans | Gross carrying amount | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	0	0
Loans | Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	937,633	885,222
Net remeasurement of loan loss provisions	0	0
New financial assets originated or purchased	(212,516)	(195,775)
Financial assets that have been derecognised	(126,858)	(121,991)
Net drawdowns and repayments	(41,763)	(38,758)
Changes in models/risk parameters	0	0
Write-offs3	0	(3)
Disposals3	(935)	0
Recoveries of amounts previously written off	0
Foreign exchange and other movements	0	0
Closing balance	954,943	937,633
Loans | Gross carrying amount | Stage 1 | Adjustment
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		37,078
Loans | Gross carrying amount | Stage 1 | Adjusted balance
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		922,300
Loans | Gross carrying amount | Stage 1 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(20,486)	(11,832)
Loans | Gross carrying amount | Stage 1 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	43,155	29,470
Loans | Gross carrying amount | Stage 1 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	2,980	2,053
Loans | Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	75,454	70,725
Net remeasurement of loan loss provisions	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognised	(11,840)	(14,239)
Net drawdowns and repayments	(4,393)	(2,525)
Changes in models/risk parameters	0	0
Write-offs3	0
Disposals3	(141)	(38)
Recoveries of amounts previously written off	0
Foreign exchange and other movements	0	0
Closing balance	79,888	75,454
Loans | Gross carrying amount | Stage 2 | Adjustment
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		4,704
Loans | Gross carrying amount | Stage 2 | Adjusted balance
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		75,429
Loans | Gross carrying amount | Stage 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	20,236	11,583
Loans | Gross carrying amount | Stage 2 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(43,900)	(30,185)
Increase (decrease) through net transfers, financial assets	23,700
Decrease through net level three transfers, financial assets	2,900
Loans | Gross carrying amount | Stage 2 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	2,856	1,775
Loans | Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	11,956	11,708
Net remeasurement of loan loss provisions	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognised	(1,450)	(1,475)
Net drawdowns and repayments	(309)	(229)
Changes in models/risk parameters	0	0
Write-offs3	(1,017)	(787)
Disposals3	(279)	(283)
Recoveries of amounts previously written off		0
Foreign exchange and other movements	0	0
Closing balance	13,742	11,956
Loans | Gross carrying amount | Stage 3 | Adjustment
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		158
Loans | Gross carrying amount | Stage 3 | Adjusted balance
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		11,866
Loans | Gross carrying amount | Stage 3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	249	249
Loans | Gross carrying amount | Stage 3 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	745	716
Loans | Gross carrying amount | Stage 3 | Credit impaired
Disclosure of credit risk exposure [line items]
Decrease through derecognition and repayments financial assets	1,800
Decrease through write-offs and disposals, financial assets	1,300
Loans | Gross carrying amount | Stage 3 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(5,836)	(3,828)
Loans | Accumulated impairments
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(5,839)	(6,101)
Net remeasurement of loan loss provisions	(133)	(183)
New financial assets originated or purchased	192	204
Financial assets that have been derecognised	(485)	(552)
Changes in models/risk parameters	(20)	102
Increase in loan loss provisions	1,179	452
Write-offs3	(1,017)	(790)
Disposals3	(225)	(321)
Recoveries of amounts previously written off	69	71
Foreign exchange and other movements	203	231
Closing balance	(6,049)	(5,839)
Loans | Accumulated impairments | Adjustment
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(95)
Loans | Accumulated impairments | Adjusted balance
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(6,196)
Loans | Accumulated impairments | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(207)	(247)
Loans | Accumulated impairments | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	285	276
Loans | Accumulated impairments | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	1,548	853
Loans | Accumulated impairments | Stage 1
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(517)	(581)
Net remeasurement of loan loss provisions	(181)	(149)
New financial assets originated or purchased	192	204
Financial assets that have been derecognised	(76)	(72)
Changes in models/risk parameters	8	7
Increase in loan loss provisions	(102)	(58)
Write-offs3	0	(3)
Disposals3	(1)	0
Recoveries of amounts previously written off	0
Foreign exchange and other movements	(5)	(12)
Closing balance	(409)	(517)
Loans | Accumulated impairments | Stage 1 | Adjustment
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(9)
Loans | Accumulated impairments | Stage 1 | Adjusted balance
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(590)
Loans | Accumulated impairments | Stage 1 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	22	28
Loans | Accumulated impairments | Stage 1 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(49)	(67)
Loans | Accumulated impairments | Stage 1 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(18)	(10)
Loans | Accumulated impairments | Stage 2
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(1,435)	(1,679)
Net remeasurement of loan loss provisions	(137)	(94)
New financial assets originated or purchased	0	0
Financial assets that have been derecognised	(153)	(215)
Changes in models/risk parameters	(6)	11
Increase in loan loss provisions	(297)	(203)
Write-offs3	0	0
Disposals3	(8)	(38)
Recoveries of amounts previously written off	0
Foreign exchange and other movements	0	(15)
Closing balance	(1,130)	(1,435)
Decrease due to sales and repayments, financial assets	16,200
Loans | Accumulated impairments | Stage 2 | Adjustment
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(13)
Loans | Accumulated impairments | Stage 2 | Adjusted balance
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(1,692)
Loans | Accumulated impairments | Stage 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(195)	(239)
Loans | Accumulated impairments | Stage 2 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	429	449
Loans | Accumulated impairments | Stage 2 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(235)	(114)
Loans | Accumulated impairments | Stage 3
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(3,887)	(3,841)
Net remeasurement of loan loss provisions	185	59
New financial assets originated or purchased	0	0
Financial assets that have been derecognised	(257)	(266)
Changes in models/risk parameters	(22)	84
Increase in loan loss provisions	1,578	714
Write-offs3	(1,017)	(787)
Disposals3	(215)	(283)
Recoveries of amounts previously written off	69	71
Foreign exchange and other movements	208	257
Closing balance	(4,509)	(3,887)
Financial assets, increase in provisions	600
Loans | Accumulated impairments | Stage 3 | Adjustment
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(73)
Loans | Accumulated impairments | Stage 3 | Adjusted balance
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(3,914)
Loans | Accumulated impairments | Stage 3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(34)	(36)
Loans | Accumulated impairments | Stage 3 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(96)	(105)
Loans | Accumulated impairments | Stage 3 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	€ 1,802	€ 978